21 Loans and Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 3,188,531	R$ 3,142,383	R$ 4,047,307
Loans and financing, percent	100.00%	100.00%
Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 140,337	R$ 108,983
Loans and financing, percent	4.40%	3.47%
Foreign Currency [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 140,337	R$ 108,983
Loans and financing, percent	4.40%	3.47%
Local Currency [member]
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 3,048,194	R$ 3,033,400
Loans and financing, percent	95.60%	96.53%
Local Currency [member] | TJLP
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 2,090,340	R$ 2,271,187
Loans and financing, percent	65.58%	72.30%
Local Currency [member] | CDI
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 638,431	R$ 676,720
Loans and financing, percent	20.02%	21.54%
Local Currency [member] | TR
Disclosure of detailed information about borrowings [line items]
Loans and financing		R$ 2,202
Loans and financing, percent		0.07%
Local Currency [member] | IPCA
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 270,749	R$ 8,288
Loans and financing, percent	8.49%	0.26%
Local Currency [member] | Without indexer (annual fixed rate)
Disclosure of detailed information about borrowings [line items]
Loans and financing	R$ 48,674	R$ 75,003
Loans and financing, percent	1.51%	2.36%